FAIRHOLME FUNDS, INC.

The Fairholme Fund

The Fairholme Focused Income Fund

The Fairholme Allocation Fund

(the “Funds”)

Supplement to Prospectus and Statement of Additional Information

Dated March 30, 2023

Supplement dated August 31, 2023 to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2023.

The Fairholme Allocation Fund was liquidated on August 31, 2023. Accordingly, all references to The Fairholme Allocation Fund are hereby removed from the Prospectus and SAI.

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS AND SAI FOR FUTURE REFERENCE.